Document and Entity Information	Dec. 14, 2022
Prospectus:
Document Type	497
Document Period End Date	Dec. 14, 2022
Entity Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2022
Document Effective Date	Dec. 15, 2022
Prospectus Date	Aug. 01, 2022
Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS A
Prospectus:
Trading Symbol	POEAX
Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS C
Prospectus:
Trading Symbol	POCEX
Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS I-2
Prospectus:
Trading Symbol	POEDX